PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Additional Information (Details) - ARS ($)							12 Months Ended
	Jun. 23, 2023	Jun. 06, 2023	May 02, 2023	Dec. 27, 2022	Jul. 01, 2022	Apr. 14, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Distribution of dividends	$ 28,313,295,000	$ 25,590,778,098	$ 48,610,174,000	$ 10,899,268,000	$ 42,725,459,000	$ 25,380,007,000
Dividends recognised to distributions for each share as outstanding face value		$ 43.858641084
Par value per share		$ 0.10					$ 0.10
Key management fees							$ 2,171,265,000	$ 2,448,947,000
Key management personnel compensation, other long-term employee benefits							697,205,000	224,397,000
Expense recognised during period for bad or doubtful debts for related party transactions							$ 0	$ 0	$ 0